Total
Alternative Asset Allocation Fund
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Alternative Asset Allocation Fund		Class A	Class C	Class I	Class R2	Class R4		Class R6
Management fee		0.37%	0.37%	0.37%	0.37%	0.37%		0.37%
Distribution and Service (12b-1) Fees		0.30%	1.00%	none	0.25%	0.25%		none
Service plan fee		none	none	none	0.25%	0.10%		none
Additional other expenses		0.21%	0.21%	0.21%	0.09%	0.09%		0.09%
Total other expenses		0.21%	0.21%	0.21%	0.34%	0.19%		0.09%
Acquired fund fees and expenses	[1]	1.01%	1.01%	1.01%	1.01%	1.01%		1.01%
Total annual fund operating expenses	[2]	1.89%	2.59%	1.59%	1.97%	1.82%		1.47%
Contractual expense reimbursement	[3]	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.32%)	[4]	(0.22%)
Total annual fund operating expenses after expense reimbursements		1.67%	2.37%	1.37%	1.75%	1.50%		1.25%
[1]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[2]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which other expenses of the fund exceed 0.04% of average daily net assets of the fund. For purposes of this agreement, “Other expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) advisory fees; (f) class-specific expenses; (g) underlying fund expenses (acquired fund fees); and (h) short dividend expense. The advisor also contractually agrees to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% on average daily net assets of the fund over $5 billion. These agreements expire on December 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fee for the fund so that the aggregate advisory fee retained by the advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average net assets and 0.525% of the fund’s average net assets in excess of $5 billion. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
[4]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Sold
Expense Example - Alternative Asset Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, No Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, No Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 10 Years
Class A	661		1,044		1,451		2,584
Class C	340		785		1,356		2,738
Class I	139		480		845		1,871
Class R2	178		597		1,042		2,278
Class R4	153		541		955		2,111
Class R6	127		443		782		1,739
Class C		240		785		1,356		2,738

Not Sold